MWT-Q3

Quarterly Report
July 31, 2025
MFS®  Global Total
Return Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace & Defense – 1.1%
Boeing Co. (a)	6,317	$1,401,363
General Dynamics Corp.	9,333	2,908,256
Honeywell International, Inc.	16,048	3,568,273
L3Harris Technologies, Inc.	13,280	3,649,609
Leidos Holdings, Inc.	16,021	2,557,753
		$14,085,254
Alcoholic Beverages – 1.1%
Ambev S.A.	1,018,400	$2,266,122
Diageo PLC	194,702	4,754,477
Heineken N.V.	59,082	4,644,650
Kirin Holdings Co. Ltd.	152,300	2,013,578
		$13,678,827
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	16,202	$2,636,593
Kontoor Brands, Inc.	9,430	524,874
VF Corp.	135,513	1,588,212
		$4,749,679
Automotive – 1.4%
Aptiv PLC (a)	70,906	$4,866,988
Compagnie Generale des Etablissements Michelin	137,029	4,879,126
Lear Corp.	37,305	3,517,488
LKQ Corp.	114,782	3,382,626
PT Astra International Tbk	2,763,400	853,415
		$17,499,643
Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	26,583	$653,942
Omnicom Group, Inc.	93,062	6,705,117
Publicis Groupe	15,664	1,420,660
		$8,779,719
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	175,658	$17,167,057
CME Group, Inc.	19,090	5,312,365
Euronext N.V.	7,322	1,179,668
IG Group Holdings PLC	42,060	626,483
		$24,285,573
Business Services – 1.5%
Accenture PLC, “A”	8,267	$2,208,116
Cognizant Technology Solutions Corp., “A”	15,338	1,100,655
Fidelity National Information Services, Inc.	29,450	2,338,625
Fiserv, Inc. (a)	28,000	3,890,320
Infosys Technologies Ltd., ADR	72,306	1,208,956
Secom Co. Ltd.	58,100	2,079,156
Sodexo	57,220	3,410,258
Tata Consultancy Services Ltd.	35,755	1,231,708
Verisk Analytics, Inc., “A”	3,779	1,053,245
		$18,521,039
Chemicals – 0.4%
PPG Industries, Inc.	41,531	$4,381,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.7%
Microsoft Corp.	16,555	$8,832,092
Computer Software - Systems – 2.9%
Amadeus IT Group S.A.	61,012	$4,903,126
Capgemini	41,368	6,179,679
Fujitsu Ltd.	143,500	3,120,013
Hitachi Ltd.	164,100	5,041,362
Hon Hai Precision Industry Co. Ltd.	782,000	4,634,333
NEC Corp.	193,400	5,569,706
Samsung Electronics Co. Ltd.	130,624	6,677,780
		$36,125,999
Construction – 1.8%
Anhui Conch Cement Co. Ltd.	947,000	$2,738,459
Compagnie de Saint-Gobain S.A.	49,049	5,594,581
Heidelberg Materials AG	11,371	2,627,758
Masco Corp.	92,901	6,329,345
Stanley Black & Decker, Inc.	19,356	1,309,433
Techtronic Industries Co. Ltd.	282,500	3,393,599
		$21,993,175
Consumer Products – 2.2%
Colgate-Palmolive Co.	79,711	$6,683,768
Kao Corp.	16,700	754,158
Kenvue, Inc.	385,128	8,257,144
Kimberly-Clark Corp.	51,155	6,374,936
Reckitt Benckiser Group PLC	59,393	4,437,729
		$26,507,735
Electrical Equipment – 1.9%
Johnson Controls International PLC	67,119	$7,047,495
Legrand S.A.	27,014	4,006,147
Mitsubishi Electric Corp.	266,100	5,843,467
Schneider Electric SE	25,986	6,768,805
		$23,665,914
Electronics – 1.6%
Intel Corp.	126,591	$2,506,502
Kyocera Corp.	297,800	3,558,591
Lam Research Corp.	9,948	943,468
MediaTek, Inc.	86,000	3,923,766
NVIDIA Corp.	11,987	2,132,128
NXP Semiconductors N.V.	28,206	6,029,597
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	1,120,218
		$20,214,270
Energy - Independent – 1.2%
ConocoPhillips	67,149	$6,401,986
EOG Resources, Inc.	4,339	520,767
Expand Energy Corp.	35,588	3,728,910
Phillips 66	36,885	4,558,248
		$15,209,911
Energy - Integrated – 3.1%
Cenovus Energy, Inc.	31,327	$476,823
Chevron Corp.	41,471	6,288,663
Eni S.p.A.	487,738	8,273,053
Exxon Mobil Corp.	40,541	4,525,997
PetroChina Co. Ltd.	3,382,000	3,304,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Petroleo Brasileiro S.A., ADR	151,477	$1,929,817
Suncor Energy, Inc.	135,522	5,345,177
TotalEnergies SE	135,730	8,057,642
		$38,201,623
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	30,036	$1,193,372
Food & Beverages – 1.1%
Danone S.A.	52,510	$4,307,367
General Mills, Inc.	87,659	4,293,538
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	148,300	565,127
Nestle S.A.	16,663	1,453,181
Nomad Foods Ltd.	33,511	564,325
PepsiCo, Inc.	12,424	1,713,518
WH Group Ltd.	638,500	643,380
		$13,540,436
Food & Drug Stores – 1.0%
Tesco PLC	2,199,034	$12,354,272
Health Maintenance Organizations – 0.9%
Cigna Group	37,250	$9,959,905
Humana, Inc.	4,478	1,118,918
		$11,078,823
Insurance – 3.4%
American International Group, Inc.	6,933	$538,209
Aon PLC	28,456	10,122,084
Chubb Ltd.	25,725	6,843,879
Corebridge Financial, Inc.	93,242	3,315,685
DB Insurance Co. Ltd.	16,485	1,513,724
Equitable Holdings, Inc.	40,829	2,096,569
Hartford Insurance Group, Inc.	18,074	2,248,225
Manulife Financial Corp.	152,318	4,712,668
MetLife, Inc.	33,019	2,507,793
Sompo Holdings, Inc.	57,300	1,679,245
Willis Towers Watson PLC	20,571	6,496,527
		$42,074,608
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	12,428	$1,092,048
Leisure & Toys – 0.3%
Electronic Arts, Inc.	19,859	$3,028,299
NetEase, Inc.	21,500	559,822
		$3,588,121
Machinery & Tools – 1.0%
Daikin Industries Ltd.	10,600	$1,313,014
Eaton Corp. PLC	7,805	3,002,740
Finning International, Inc.	32,381	1,411,060
GEA Group AG	9,947	716,281
Kubota Corp.	169,800	1,886,095
Regal Rexnord Corp.	20,779	3,176,693
Wabtec Corp.	6,516	1,251,398
		$12,757,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 7.4%
ABN AMRO Group N.V., GDR	178,487	$5,139,605
Bank of America Corp.	202,471	9,570,804
BNP Paribas S.A.	93,262	8,496,046
DBS Group Holdings Ltd.	122,390	4,492,310
Goldman Sachs Group, Inc.	11,394	8,244,584
JPMorgan Chase & Co.	20,095	5,952,943
Mitsubishi UFJ Financial Group, Inc.	694,600	9,621,038
National Bank of Greece S.A.	120,426	1,689,017
NatWest Group PLC	2,519,991	17,492,448
PNC Financial Services Group, Inc.	12,019	2,286,855
UBS Group AG	398,181	14,796,555
Wells Fargo & Co.	32,668	2,634,021
		$90,416,226
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	26,027	$4,403,508
Medical Equipment – 2.2%
Agilent Technologies, Inc.	23,653	$2,715,601
Becton, Dickinson and Co.	59,985	10,692,326
Medtronic PLC	143,689	12,966,496
		$26,374,423
Metals & Mining – 1.4%
Glencore PLC	1,000,109	$4,012,693
Rio Tinto PLC	110,541	6,574,478
Toyota Tsusho Corp.	175,100	3,993,631
Vale S.A.	256,200	2,445,992
		$17,026,794
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	24,540	$3,826,277
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	379,794	$2,754,897
Oil Services – 0.0%
Tenaris S.A.	28,050	$494,245
Other Banks & Diversified Financials – 2.5%
American Express Co.	2,180	$652,496
China Construction Bank Corp.	5,279,000	5,413,497
Julius Baer Group Ltd.	61,338	4,126,109
Kasikornbank PLC	220,700	1,094,045
M&T Bank Corp.	6,454	1,217,870
Northern Trust Corp.	111,441	14,487,330
Popular, Inc.	7,436	852,017
Sberbank of Russia PJSC (a)(u)	780,516	0
Synchrony Financial	32,105	2,236,755
		$30,080,119
Pharmaceuticals – 4.8%
AbbVie, Inc.	39,221	$7,413,554
Johnson & Johnson	84,165	13,865,342
Organon & Co.	70,283	681,745
Pfizer, Inc.	622,683	14,502,287
Roche Holding AG	47,045	14,761,485
Sandoz Group AG	27,069	1,543,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	64,600	$5,870,181
		$58,638,241
Printing & Publishing – 0.3%
Informa PLC	363,217	$4,150,386
Railroad & Shipping – 0.4%
Union Pacific Corp.	20,983	$4,657,597
Real Estate - Office – 0.2%
Cousins Properties, Inc., REIT	30,596	$829,151
Highwoods Properties, Inc., REIT	56,563	1,640,893
		$2,470,044
Restaurants – 0.4%
Aramark	121,316	$5,163,209
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	46,919	$2,932,229
Axalta Coating Systems Ltd. (a)	56,309	1,594,671
		$4,526,900
Specialty Stores – 0.7%
Home Depot, Inc.	7,123	$2,617,774
JD.com, Inc., “A”	64,050	991,204
Shimamura Co. Ltd.	11,800	859,960
Tapestry, Inc.	23,060	2,491,172
Target Corp.	16,400	1,648,200
		$8,608,310
Telecom Services – 1.7%
Advanced Info Service Public Co. Ltd.	84,800	$755,104
Comcast Corp., “A”	251,699	8,363,958
Hellenic Telecommunications Organization S.A.	107,257	1,946,187
KDDI Corp.	421,700	6,921,780
Koninklijke KPN N.V.	710,359	3,177,794
		$21,164,823
Tobacco – 1.8%
Altria Group, Inc.	38,712	$2,397,821
British American Tobacco PLC	200,364	10,725,529
Philip Morris International, Inc.	51,755	8,490,408
		$21,613,758
Utilities - Electric Power – 2.6%
CLP Holdings Ltd.	82,500	$716,226
Duke Energy Corp.	24,237	2,948,189
E.ON SE	310,040	5,645,161
Edison International	58,754	3,062,258
Iberdrola S.A.	275,725	4,839,652
National Grid PLC	619,874	8,707,832
PG&E Corp.	377,449	5,291,835
Xcel Energy, Inc.	7,559	555,133
		$31,766,286
Total Common Stocks		$732,546,977

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – 37.8%
Aerospace & Defense – 0.1%
Boeing Co., 6.388%, 5/01/2031		$191,000	$205,487
Boeing Co., 5.805%, 5/01/2050		714,000	689,074
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		310,000	301,413
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	405,023
			$1,600,997
Asset-Backed & Securitized – 2.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)		$7,091,999	$270,226
ACREC 2021-FL1 Ltd., “C”, FLR, 6.614% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,125,958
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		1,407,850	1,406,218
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		418,721	418,411
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,116,748	1,107,331
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		607,737	608,612
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	616,880
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	308,100
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.832% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		1,365,087	1,361,962
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.593%, 4/15/2053 (i)		1,381,347	65,460
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		5,404,101	281,258
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)		5,224,269	346,335
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.133%, 3/15/2054 (i)		4,570,921	189,023
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.88%, 6/15/2054 (i)		10,322,590	357,375
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)		13,569,223	699,731
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.253%, 8/15/2054 (i)		12,845,321	672,135
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	387,835
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	349,518
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		482,030	490,814
BX Trust, 2024-PURE, “A”, FLR, 4.653% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,001,000	727,819
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$367,188	314,958
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		242,997	244,266
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		465,084	466,362
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		344,981	344,575
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)		6,725,714	205,430
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)		6,535,173	258,345
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.029%, 6/15/2064 (i)		6,109,945	266,478
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,188,337
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	839,130
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	611,465
Empire District Bondco LLC, 4.943%, 1/01/2033		665,111	668,453
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		218,396	219,204
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		144,000	144,169
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	551,581
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	367,861
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		406,896	405,941
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		13,382	13,384
MF1 2021-FL5 Ltd., “AS”, FLR, 5.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,292,967	1,290,249
MF1 2021-FL5 Ltd., “C”, FLR, 6.157% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	224,415
MF1 2021-FL6 Ltd., “B”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,396,532
MF1 2022-FL8 Ltd., “A”, FLR, 5.701% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		364,073	364,071
MF1 2022-FL8 Ltd., “B”, FLR, 6.301% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	601,941
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.276%, 5/15/2054 (i)		4,621,001	222,820
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)		9,287,396	393,201
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		363,740	364,925
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		541,808	543,895
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		976,359	978,472
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		191,923	193,126
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,268,100
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.858% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	697,976
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		497,524	497,552
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		504,400	504,363

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)		$6,729,362	$431,188
			$28,873,766
Automotive – 0.2%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	$424,750
Hyundai Capital America, 5.25%, 1/08/2027 (n)		326,000	328,783
Hyundai Capital America, 6.375%, 4/08/2030 (n)		328,000	347,997
Stellantis N.V. , 4.625%, 6/06/2035	EUR	620,000	698,540
Volkswagen Bank GmbH, 3.5%, 6/19/2031		500,000	573,248
Volkswagen International Finance N.V., 5.994%, 5/15/2174		400,000	470,096
			$2,843,414
Broadcasting – 0.1%
Prosus N.V., 4.343%, 7/15/2035	EUR	426,000	$487,332
Walt Disney Co., 3.5%, 5/13/2040		$658,000	537,832
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		302,000	283,509
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	374,268
			$1,682,941
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$617,000	$665,841
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		500,000	504,366
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	279,357
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	717,508
LPL Holdings, Inc., 4%, 3/15/2029 (n)		875,000	848,259
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		285,000	290,037
Nomura Holdings, Inc., 3.459%, 5/28/2030	EUR	570,000	659,037
			$3,964,405
Building – 0.2%
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	250,000	$323,674
Ferguson Enterprises, Inc., 5%, 10/03/2034		$533,000	526,221
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		381,000	382,305
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		381,000	384,949
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	293,719
			$1,910,868
Business Services – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$428,000	$421,474
Accenture Capital, Inc., 4.5%, 10/04/2034		260,000	251,605
Experian Finance PLC, 3.51%, 12/15/2033	EUR	500,000	572,495
Fiserv Funding ULC, 3.5%, 6/15/2032		430,000	490,533
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	495,208
Mastercard, Inc., 4.55%, 1/15/2035		170,000	166,071
Mastercard, Inc., 3.85%, 3/26/2050		211,000	164,177
Nexi S.p.A., 3.875%, 5/21/2031	EUR	400,000	464,331
Paychex, Inc., 5.1%, 4/15/2030		$207,000	211,488
Paychex, Inc., 5.35%, 4/15/2032		407,000	417,188
Visa, Inc., 3.875%, 5/15/2044	EUR	290,000	331,829
			$3,986,399
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$548,000	$571,651
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		426,000	414,485
Videotron Ltd., 3.625%, 6/15/2029 (n)		610,000	581,468
			$1,567,604

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Arkema S.A., 4.25% to 5/27/2030, FLR (EUR ICE Swap Rate - 5yr. + 1.994%) to 5/27/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.244%) to 5/27/2050, FLR (EUR ICE Swap Rate - 5yr. + 2.994%) to 5/27/2173	EUR	300,000	$344,972
DSM B.V., 3.375%, 2/25/2036		220,000	246,441
PPG Industries, Inc., 3.25%, 3/04/2032		390,000	442,916
			$1,034,329
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$496,797
Oracle Corp., 4%, 7/15/2046		558,000	426,189
Sage Group PLC, 2.875%, 2/08/2034	GBP	401,000	442,627
			$1,365,613
Conglomerates – 0.1%
Regal Rexnord Corp., 6.05%, 4/15/2028		$649,000	$668,570
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	200,000	230,350
Veralto Corp., 4.15%, 9/19/2031		277,000	330,749
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$324,000	334,985
			$1,564,654
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$365,000	$334,797
L'Oréal S.A., 5%, 5/20/2035 (n)		371,000	374,212
			$709,009
Consumer Services – 0.1%
Booking Holdings, Inc., 4.125%, 5/09/2038	EUR	450,000	$522,684
Eurofins Scientific SE, 3.875%, 2/05/2033		130,000	148,993
Pluxee N.V., 3.75%, 9/04/2032		400,000	460,569
			$1,132,246
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$639,000	$630,485
Broadcom, Inc., 5.2%, 7/15/2035		336,000	337,590
Intel Corp., 5.7%, 2/10/2053		384,000	345,726
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	263,883
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	130,609
			$1,708,293
Emerging Market Quasi-Sovereign – 0.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$567,077
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	447,094
Ceske Drahy A.S. (Czech Republic), 3.75%, 7/28/2030	EUR	281,000	327,755
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		496,000	578,449
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$452,585	457,111
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		1,165,000	1,186,826
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	552,791
MFB Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	596,000	696,825
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		$733,000	744,893
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		691,000	498,222
Qatar Petroleum, 3.125%, 7/12/2041		449,000	334,900
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		612,000	575,148
			$6,967,091
Emerging Market Sovereign – 6.2%
Czech Republic, 5%, 9/30/2030	CZK	46,500,000	$2,260,622
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$727,000	730,272
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	5,383,000	6,211,564
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		3,820,000	4,457,607
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,094,000	1,235,758

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	$528,048
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	1,073,849
Oriental Republic of Uruguay, 9.75%, 7/20/2033		30,347,000	812,401
People's Republic of China, 3.13%, 11/21/2029	CNY	87,780,000	13,062,354
People's Republic of China, 1.43%, 1/25/2030		40,000,000	5,525,088
People's Republic of China, 2.88%, 2/25/2033		91,220,000	13,743,781
People's Republic of China, 2.27%, 5/25/2034		21,900,000	3,172,166
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,363,305
Republic of Korea, 1.875%, 6/10/2029	KRW	6,911,970,000	4,863,390
Republic of Korea, 1.375%, 6/10/2030		11,211,200,000	7,619,201
Republic of Peru, 5.375%, 2/08/2035		$1,800,000	1,792,026
Republic of Peru, 6.85%, 8/12/2035	PEN	8,768,000	2,505,586
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,167,155
United Mexican States, 5.85%, 7/02/2032		$1,102,000	1,108,612
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,757,089
United Mexican States, 6.625%, 1/29/2038		$463,000	465,315
			$76,455,189
Energy - Independent – 0.1%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$426,000	$433,556
Pioneer Natural Resources Co., 2.15%, 1/15/2031		549,000	485,816
			$919,372
Energy - Integrated – 0.2%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	$320,920
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	695,391
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	690,000	574,088
TotalEnergies Capital International S.A., 3.647%, 7/01/2035		900,000	1,034,253
			$2,624,652
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$320,000	$322,298
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		325,000	330,364
			$652,662
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$534,206
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		464,000	415,165
Fastighets AB Balder, 4%, 2/19/2032	EUR	290,000	331,340
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	251,788
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		240,000	254,058
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	600,000	669,759
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		400,000	455,794
			$2,912,110
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$361,000	$334,926
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	150,000	170,088
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$512,000	503,341
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	610,819
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		168,000	168,202
Flowers Foods, Inc., 5.75%, 3/15/2035		470,000	478,558
Flowers Foods, Inc., 6.2%, 3/15/2055		168,000	164,242
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		691,000	688,188
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		361,000	368,956
Kraft Heinz Foods Co., 4.375%, 6/01/2046		625,000	496,558
Mars, Inc., 4.8%, 3/01/2030 (n)		232,000	234,303
Mars, Inc., 5.2%, 3/01/2035 (n)		800,000	803,830
Mars, Inc., 5.7%, 5/01/2055 (n)		536,000	528,895

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	400,000	$441,481
			$5,992,387
Forest & Paper Products – 0.2%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$758,000	$738,527
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	530,000	611,243
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$510,000	513,961
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		648,000	697,931
			$2,561,662
Gaming & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$489,000	$502,898
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		500,000	503,298
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	430,000	569,985
Marriott International, Inc., 2.85%, 4/15/2031		$579,000	524,870
Sands China Ltd., 4.375%, 6/18/2030		532,000	513,644
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	222,000	290,872
			$2,905,567
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$540,000	$551,317
WSP Global, Inc., 5.548%, 11/22/2030	CAD	978,000	756,002
			$1,307,319
Insurance – 0.4%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$730,146
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	720,000	841,133
Corebridge Financial, Inc., 4.35%, 4/05/2042		$799,000	668,748
Generali, 4.135%, 6/18/2036	EUR	460,000	526,227
MetLife, Inc., 5.3%, 12/15/2034		$589,000	602,363
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	230,000	263,153
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$866,000	903,310
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		656,000	704,087
			$5,239,167
Insurance - Health – 0.2%
Elevance Health, Inc., 5.375%, 6/15/2034		$323,000	$327,106
Humana, Inc., 5.375%, 4/15/2031		264,000	269,293
Humana, Inc., 5.55%, 5/01/2035		721,000	722,204
UnitedHealth Group, Inc., 5.15%, 7/15/2034		752,000	754,167
			$2,072,770
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$519,000	$525,359
Arthur J. Gallagher & Co., 5%, 2/15/2032		114,000	114,936
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	172,380
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		331,000	320,649
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	714,607
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$594,000	598,866
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		599,000	603,892
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		425,000	430,042
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		461,000	439,775
			$3,920,506
International Market Quasi-Sovereign – 0.5%
Belfius Bank S.A., 3.375%, 5/28/2030	EUR	500,000	$575,230
Electricite de France S.A., 4.625%, 5/07/2045		300,000	338,100
Electricite de France S.A., 6.5%, 11/08/2064	GBP	300,000	372,963
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	410,000	470,316

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029	EUR	575,000	$665,513
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		570,000	646,372
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$590,000	613,575
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		527,000	461,026
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	240,000	275,942
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036		300,000	338,035
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,570,000	1,547,737
			$6,304,809
International Market Sovereign – 8.2%
Commonwealth of Australia, 1%, 11/21/2031	AUD	10,846,000	$5,877,048
Commonwealth of Australia, 1.75%, 11/21/2032		10,074,000	5,566,717
Commonwealth of Australia, 3.5%, 12/21/2034		2,400,000	1,458,070
Commonwealth of Australia, 2.75%, 5/21/2041		3,329,000	1,691,481
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	2,220,000	2,222,586
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	371,543
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,318,662
Government of Canada, 2.75%, 3/01/2030	CAD	7,745,000	5,526,809
Government of Canada, 2%, 6/01/2032		4,634,000	3,090,894
Government of Canada, 3.25%, 12/01/2034		3,457,000	2,460,543
Government of Japan, 1%, 3/20/2030	JPY	753,000,000	4,978,239
Government of Japan, 1.2%, 12/20/2034		216,000,000	1,393,916
Government of Japan, 2.4%, 12/20/2034		375,000,000	2,680,181
Government of Japan, 1.4%, 3/20/2035		340,000,000	2,227,947
Government of Japan, 0.3%, 12/20/2039		1,733,000,000	8,947,589
Government of Japan, 2.3%, 3/20/2040		332,150,000	2,253,356
Government of Japan, 1.1%, 6/20/2043		209,250,000	1,127,092
Government of Japan, 0.4%, 3/20/2050		458,400,000	1,739,397
Government of Japan, 0.7%, 12/20/2051		436,200,000	1,707,225
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	5,374,000	6,277,180
Kingdom of Spain, 3.15%, 4/30/2035 (n)		1,881,000	2,137,021
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	7,053,791
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	19,809,000	1,885,953
Republic of France, 2.7%, 2/25/2031 (n)	EUR	3,200,000	3,640,896
Republic of Italy, 1.45%, 3/01/2036		5,995,000	5,601,902
Republic of Italy, 4.15%, 10/01/2039 (n)		3,298,000	3,894,726
Republic of Italy, 4.3%, 10/01/2054 (n)		1,034,000	1,174,269
United Kingdom Treasury, 4%, 10/22/2031	GBP	3,184,000	4,166,679
United Kingdom Treasury, 1.25%, 10/22/2041		6,085,000	4,672,327
United Kingdom Treasury, 1.5%, 7/22/2047		2,076,000	1,402,328
United Kingdom Treasury, 3.75%, 7/22/2052		2,269,000	2,316,543
			$100,862,910
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	270,000	$304,849
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	400,000	$455,289
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	535,844
Province of British Columbia, 2.95%, 6/18/2050		600,000	324,929
			$1,316,062
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$499,000	$513,326
Major Banks – 1.9%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$516,000	$525,620
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		605,000	542,494
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		520,000	520,938

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		$436,000	$446,129
Bank of Ireland Group PLC, 3.625% to 5/19/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.27%) to 5/19/2032	EUR	260,000	300,853
Barclays PLC, 4.973% to 5/31/2031, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 5/31/2036		540,000	651,774
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$471,000	479,811
Citigroup, Inc., 4.296%, 7/23/2036	EUR	570,000	659,093
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,310,799
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	600,000	688,090
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$543,000	524,887
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		568,000	566,267
Danske Bank A.S., 3.5%, 5/26/2033	EUR	990,000	1,135,829
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		120,000	137,772
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$634,000	644,560
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)		332,000	332,550
Erste Group Bank AG, 6.375% to 10/15/2032, FLR (EUR ICE Swap Rate - 5yr. + 4.008%) to 11/20/2173	EUR	400,000	470,905
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$442,000	441,661
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		603,000	594,752
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		483,000	489,679
HSBC Holdings PLC, 4.191% to 5/19/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.83%) to 5/19/2036	EUR	560,000	653,503
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$511,000	529,718
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	400,886
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		794,000	688,838
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		416,000	426,799
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	407,482
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	580,778
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	423,475
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		737,000	705,930
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		653,000	668,744
Nationwide Building Society, 7.875%, 12/10/2173	GBP	430,000	585,275
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	612,159
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		250,000	256,370
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		941,000	821,300
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		767,000	687,427
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)(w)		326,000	326,000
Unicaja Banco S.A., 3.5%, 6/30/2031	EUR	500,000	573,832
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$671,000	668,603
UniCredit S.p.A., 3.725%, 6/10/2035	EUR	850,000	975,360
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$485,000	496,550
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		743,000	680,165
			$23,633,657
Medical & Health Technology & Services – 0.2%
Becton, Dickinson and Co., 4.874%, 2/08/2029		$734,000	$742,713
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	432,112
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		808,000	478,443
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	563,429
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	244,694
			$2,461,391
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$643,000	$652,998
Metals & Mining – 0.1%
Glencore Capital Finance DAC, 3.75%, 2/04/2032	EUR	620,000	$715,129
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$649,000	659,125
			$1,374,254

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 0.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$629,000	$632,171
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		246,000	258,585
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		550,000	568,013
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	523,665
Enbridge, Inc., 3.1%, 9/21/2033	CAD	800,000	528,949
Energy Transfer LP, 5.95%, 5/15/2054		$345,000	326,103
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		377,421	336,495
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	887,000	601,228
Plains All American Pipeline LP, 5.7%, 9/15/2034		$424,000	430,064
Targa Resources Corp., 4.95%, 4/15/2052		488,000	404,591
			$4,609,864
Mortgage-Backed – 4.1%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$2,354,229	$2,319,915
Fannie Mae, 5.5%, 1/01/2037		7,889	8,101
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		92,588	96,518
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		641,144	643,371
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		718,662	686,683
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,136,310	1,044,192
Fannie Mae, 5.15%, 10/25/2052		1,248,819	1,206,256
Fannie Mae, 5.75%, 12/25/2054		696,210	697,617
Fannie Mae, 5.7%, 7/25/2055		833,724	831,392
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,442,140	1,242,228
Fannie Mae, UMBS, 2%, 3/01/2042 - 4/01/2052		2,980,451	2,385,716
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 6/01/2052		3,747,128	3,103,513
Fannie Mae, UMBS, 1.5%, 4/01/2052		936,107	695,031
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053		399,501	357,583
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054		2,445,289	2,436,764
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		552,610	561,326
Fannie Mae, UMBS, 5%, 4/01/2053		446,481	436,475
Fannie Mae, UMBS, 4.5%, 10/01/2053 - 5/01/2054		373,114	354,258
Freddie Mac, 1.373%, 3/25/2027 (i)		1,523,000	30,343
Freddie Mac, 0.571%, 1/25/2030 (i)		2,294,747	53,694
Freddie Mac, 1.797%, 4/25/2030 (i)		3,170,226	232,504
Freddie Mac, 1.839%, 4/25/2030 (i)		2,614,093	197,500
Freddie Mac, 1.665%, 5/25/2030 (i)		3,298,344	232,423
Freddie Mac, 1.798%, 5/25/2030 (i)		7,375,798	554,476
Freddie Mac, 1.341%, 6/25/2030 (i)		3,056,884	174,711
Freddie Mac, 1.598%, 8/25/2030 (i)		2,713,457	189,953
Freddie Mac, 1.168%, 9/25/2030 (i)		1,752,322	91,535
Freddie Mac, 1.08%, 11/25/2030 (i)		3,594,105	179,741
Freddie Mac, 0.321%, 1/25/2031 (i)		13,570,542	185,227
Freddie Mac, 0.511%, 3/25/2031 (i)		16,635,790	384,397
Freddie Mac, 0.937%, 7/25/2031 (i)		3,177,082	155,880
Freddie Mac, 0.535%, 9/25/2031 (i)		13,281,588	382,164
Freddie Mac, 0.855%, 9/25/2031 (i)		4,021,884	177,420
Freddie Mac, 0.567%, 12/25/2031 (i)		3,294,996	98,431
Freddie Mac, 0.905%, 9/25/2034 (i)		2,485,542	172,628
Freddie Mac, 5.5%, 7/01/2037		15,554	15,960
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		724,589	715,912
Freddie Mac, 5%, 7/01/2041		261,732	263,748
Freddie Mac, 5.65%, 8/25/2054		1,424,138	1,422,211
Freddie Mac, 5.75%, 2/25/2055 - 6/25/2055		1,506,935	1,508,129
Freddie Mac, UMBS, 3.5%, 1/01/2047		523,188	478,748
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052		3,018,381	2,588,925
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052		1,941,585	1,598,981
Freddie Mac, UMBS, 2%, 12/01/2051 - 3/01/2052		2,104,339	1,649,622
Freddie Mac, UMBS, 4%, 5/01/2052		118,048	110,068
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053		648,755	616,799

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5.5%, 10/01/2052 - 4/01/2054		$2,256,405	$2,246,830
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055		1,674,353	1,703,483
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 11/01/2054		891,465	922,124
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		657,214	647,046
Ginnie Mae, 3.5%, 6/20/2043		396,643	365,672
Ginnie Mae, 4.765%, 10/20/2045		224,753	218,264
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		3,539,908	2,978,593
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052		2,036,559	1,782,660
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052		792,873	640,201
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052		1,212,064	1,125,941
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052		1,198,896	1,144,543
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055		649,199	650,564
Ginnie Mae, 5.397%, 10/20/2054		508,829	506,775
Ginnie Mae, TBA, 6.5%, 8/01/2055		800,000	821,121
Ginnie Mae, TBA, 3.5%, 8/15/2055 - 9/22/2055		1,225,000	1,099,542
			$50,422,428
Municipals – 0.5%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$530,000	$529,262
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		560,000	533,810
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		300,000	284,718
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		960,000	896,955
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,366,704
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		980,000	993,317
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	483,896
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	561,742
			$5,650,404
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$816,000	$849,178
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	536,050
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	500,000	572,380
			$1,957,608
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$530,000	$523,893
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	893,306
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	192,316
			$1,609,515
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$728,000	$734,284
NTT Finance Corp., 3.678%, 7/16/2033	EUR	230,000	265,942
NTT Finance Corp., 4.091%, 7/16/2037		168,000	196,453
TDC Net A/S, 5%, 8/09/2032		110,000	130,555
			$1,327,234
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$243,000	$246,547
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		606,000	601,412
			$847,959
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$1,026,868
AIB Group PLC, 3.75%, 3/20/2033	EUR	1,020,000	1,184,106
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$438,000	450,994

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$710,000	$615,753
BPCE S.A., 3.875%, 2/26/2036	EUR	300,000	342,969
CaixaBank S.A., 3.75%, 1/27/2036		400,000	458,245
CaixaBank S.A. , 3.375%, 6/26/2035		700,000	794,820
Commerzbank AG, 3.625%, 1/14/2032		200,000	231,755
Commerzbank AG, 3.75%, 6/06/2034		400,000	458,264
Commerzbank AG, 4.125%, 6/30/2037		600,000	688,025
Deutsche Bank AG, 3%, 6/16/2029		200,000	228,818
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$416,000	437,752
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		400,000	402,430
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	520,000	600,545
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.625%, 6/30/2031		461,000	527,712
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$253,000	261,783
			$8,710,839
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$334,000	$340,744
AbbVie, Inc., 5.35%, 3/15/2044		342,000	334,075
AbbVie, Inc., 5.4%, 3/15/2054		427,000	411,463
Biogen, Inc., 5.05%, 1/15/2031		449,000	455,089
Eli Lilly & Co., 5.5%, 2/12/2055		587,000	584,231
Johnson & Johnson, 3.55%, 6/01/2044	EUR	580,000	641,476
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$302,000	317,178
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		281,000	296,579
Sandoz Finance B.V., 4%, 3/26/2035	EUR	280,000	326,679
			$3,707,514
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$504,000	$522,399
Printing & Publishing – 0.1%
Informa PLC, 3.375%, 6/09/2031	EUR	320,000	$366,041
News Corp., 3.875%, 5/15/2029 (n)		$730,000	696,998
			$1,063,039
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$719,000	$701,907
Union Pacific Corp., 3.25%, 2/05/2050		871,000	594,961
			$1,296,868
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$283,000	$276,839
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	357,648
Corporate Office Property LP, REIT, 2%, 1/15/2029		185,000	168,920
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		298,000	306,596
			$1,110,003
Real Estate - Other – 0.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$168,000	$151,731
Lexington Realty Trust Co., 2.7%, 9/15/2030		389,000	347,133
			$498,864
Real Estate - Retail – 0.2%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$676,909
Hammerson PLC, 5.875%, 10/08/2036	GBP	197,000	255,353
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$878,000	747,427
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		685,000	666,310
			$2,345,999

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	$112,960
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	257,921
Home Depot, Inc., 3.625%, 4/15/2052		471,000	341,603
			$712,484
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$348,000	$297,115
Linde PLC, 3.4%, 2/14/2036	EUR	300,000	338,481
Linde PLC, 3.25%, 2/18/2037		700,000	778,593
			$1,414,189
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$446,000	$318,225
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	400,000	342,472
			$660,697
Supermarkets – 0.1%
Kroger Co., 5.5%, 9/15/2054		$365,000	$344,427
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	300,000	342,946
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	310,000	399,988
			$1,087,361
Supranational – 0.3%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$200,000	$203,503
European Union, 3%, 3/04/2053	EUR	1,600,000	1,566,969
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	1,825,000	2,409,049
			$4,179,521
Telecommunications - Wireless – 0.2%
American Tower Corp., 3.625%, 5/30/2032	EUR	450,000	$521,439
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		400,000	459,843
TDF Infrastructure S.A.S., 3.625%, 12/16/2030		500,000	567,679
T-Mobile USA, Inc., 3.875%, 4/15/2030		$175,000	169,616
T-Mobile USA, Inc., 5.05%, 7/15/2033		522,000	522,810
T-Mobile USA, Inc., 5.75%, 1/15/2034		164,000	171,146
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	460,000	506,686
			$2,919,219
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	310,000	$332,250
Koninklijke KPN N.V., 3.375%, 2/17/2035		500,000	561,403
TELUS Corp., 2.85%, 11/13/2031	CAD	1,323,000	892,510
			$1,786,163
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	462,000	$543,654
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	580,938
Philip Morris International, Inc., 4.75%, 11/01/2031		605,000	605,573
			$1,730,165
Transportation - Services – 0.3%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	560,000	$644,057
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	385,844
DSV Finance B.V., 3.375%, 11/06/2032		100,000	114,915
DSV Finance B.V., 3.375%, 11/06/2034		100,000	113,226
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$334,000	350,817
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		562,000	566,835
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	586,824
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	590,000	672,933

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	450,000	$541,153
			$3,976,604
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$11,225	$11,167
U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$6,439,000	$5,686,693
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,623,000	5,489,234
U.S. Treasury Notes, 4%, 3/31/2030		6,925,000	6,940,960
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		8,544,000	7,820,096
U.S. Treasury Notes, 4%, 2/15/2034		4,883,000	4,788,583
U.S. Treasury Notes, 4.625%, 2/15/2035		3,650,000	3,729,274
			$34,454,840
Utilities - Electric Power – 1.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$721,834
AEP Transmission Co. LLC, 5.375%, 6/15/2035		493,000	501,052
Amprion GmbH, 3.875%, 6/05/2036	EUR	400,000	461,691
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$163,000	153,923
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	113,953
Bruce Power LP, 2.68%, 12/21/2028	CAD	767,000	540,360
Bruce Power LP, 4.27%, 12/21/2034		862,000	613,534
Duke Energy Florida LLC, 6.2%, 11/15/2053		$648,000	690,575
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	663,611
Edison International, 4.7%, 8/15/2025		$610,000	609,906
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	440,000	491,698
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,821,215
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	280,125
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	385,819
Enel S.p.A., 4.5%, 1/14/2174	EUR	420,000	485,064
Entergy Corp., 0.9%, 9/15/2025		$816,000	812,264
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	575,000	667,767
Eversource Energy, 5.5%, 1/01/2034		$525,000	533,997
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	417,120
Georgia Power Co., 4.95%, 5/17/2033		512,000	514,334
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	740,987
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$548,000	480,486
Jersey Central Power & Light Co., 5.1%, 1/15/2035		288,000	286,812
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	540,000	620,572
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$580,000	580,360
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		471,000	473,475
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		627,000	639,342
Pacific Gas & Electric Co., 6.1%, 1/15/2029		159,000	164,443
Pacific Gas & Electric Co., 6.4%, 6/15/2033		113,000	119,226
Pacific Gas & Electric Co., 5.9%, 10/01/2054		91,000	85,294
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		713,000	678,549
PSEG Power LLC, 5.2%, 5/15/2030 (n)		675,000	689,684
Southern California Edison Co., 5.45%, 3/01/2035		256,000	254,994
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	560,000	636,060
Xcel Energy, Inc., 5.5%, 3/15/2034		$275,000	279,214
Xcel Energy, Inc., 5.6%, 4/15/2035		57,000	58,057
			$18,267,397

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.1%
Severn Trent PLC, 3.875%, 8/04/2037	EUR	410,000	$465,906
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035		490,000	565,680
			$1,031,586
Total Bonds			$463,811,178
Preferred Stocks – 0.6%
Consumer Products – 0.6%
Henkel AG & Co. KGaA		90,617	$6,988,591
Metals & Mining – 0.0%
Gerdau S.A.		198,122	$595,829
Total Preferred Stocks			$7,584,420
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.1%
Boeing Co., 6%		26,865	$1,899,355
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%		64,483	$2,852,728
PG&E Corp., 6%		43,988	1,671,984
			$4,524,712
Total Convertible Preferred Stocks			$6,424,067
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp., 4.25%, 12/01/2027		$594,000	$591,624
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v)		12,743,305	$12,743,305

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – August 2025 @ 3.25%	Put	Merrill Lynch International	$8,842,526	EUR 7,020,000	$4,301

Written Options (see table below) – (0.0)%	$(1,314)

Other Assets, Less Liabilities – 0.4%	4,560,001
Net Assets – 100.0%	$1,228,264,559

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,743,305 and
$1,210,962,567, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $96,311,772, representing 7.8% of net assets.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
HICPXT	Harmonized Index of Consumer Prices Excluding Tobacco
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (7,020,000)	$(8,842,526)	3.75%	August – 2025	$(1,314)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	34,391,959,456	USD	2,042,157	Goldman Sachs International	8/05/2025	$47,877
IDR	17,418,759,890	USD	1,055,043	JPMorgan Chase Bank N.A.	8/21/2025	3,060
USD	6,786,012	AUD	10,391,510	State Street Corp.	10/17/2025	98,219
USD	3,994,272	AUD	6,125,076	UBS AG	10/17/2025	52,282
USD	3,393,371	CAD	4,641,048	HSBC Bank	10/17/2025	31,420
USD	3,400,894	CAD	4,646,607	Merrill Lynch International	10/17/2025	34,917
USD	6,057,904	CAD	8,242,073	State Street Corp.	10/17/2025	87,391
USD	647,672	COP	2,652,988,459	Barclays Bank PLC	10/09/2025	18,476
USD	1,212,860	CZK	25,449,546	Citibank N.A.	10/17/2025	28,816
USD	644,356	EUR	549,462	Barclays Bank PLC	10/17/2025	14,136
USD	350,920	EUR	297,237	BNP Paribas	10/17/2025	9,996
USD	107,504	EUR	91,750	Citibank N.A.	10/17/2025	2,269
USD	88,772	EUR	75,801	Deutsche Bank AG	10/17/2025	1,830
USD	2,240,560	EUR	1,913,366	HSBC Bank	10/17/2025	45,977
USD	718,601	EUR	613,866	JPMorgan Chase Bank N.A.	10/17/2025	14,512
USD	477,242	EUR	409,032	Merrill Lynch International	10/17/2025	8,092
USD	2,253,542	EUR	1,919,713	State Street Corp.	10/17/2025	51,678
USD	2,482,493	GBP	1,823,522	Citibank N.A.	10/17/2025	72,502
USD	2,140,350	GBP	1,588,457	Goldman Sachs International	10/17/2025	41,024
USD	3,026,060	GBP	2,246,335	HSBC Bank	10/17/2025	57,274
USD	2,412,180	GBP	1,785,290	State Street Corp.	10/17/2025	52,716
USD	901,645	IDR	14,780,121,229	Barclays Bank PLC	8/05/2025	3,442
USD	1,194,285	IDR	19,611,838,227	JPMorgan Chase Bank N.A.	8/05/2025	2,454
USD	917,930	INR	79,015,433	Citibank N.A.	8/07/2025	16,091
USD	5,476,658	INR	474,082,710	JPMorgan Chase Bank N.A.	8/07/2025	65,736
USD	3,599,417	JPY	522,540,454	JPMorgan Chase Bank N.A.	10/17/2025	104,728
USD	184,611	MXN	3,500,480	State Street Corp.	10/17/2025	570
USD	1,731,261	NOK	17,469,370	BNP Paribas	10/17/2025	40,649
USD	1,165,069	NOK	11,748,863	Goldman Sachs International	10/17/2025	28,064
USD	2,636,279	THB	85,389,067	Barclays Bank PLC	10/17/2025	20,781
						$1,056,979
Liability Derivatives
AUD	2,955,150	USD	1,931,180	HSBC Bank	10/17/2025	$(29,299)
AUD	2,704,071	USD	1,759,868	State Street Corp.	10/17/2025	(19,576)
CAD	5,141,446	USD	3,776,510	Merrill Lynch International	10/17/2025	(52,074)
CHF	874,754	USD	1,111,149	Deutsche Bank AG	10/17/2025	(23,924)
CHF	373,748	USD	474,716	HSBC Bank	10/17/2025	(10,188)
CLP	293,023,005	USD	308,827	Citibank N.A.	10/10/2025	(7,539)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CNH	68,628,056	USD	9,614,748	Barclays Bank PLC	10/17/2025	$(40,484)
COP	2,652,988,459	USD	653,929	Citibank N.A.	10/09/2025	(24,733)
CZK	15,278,333	USD	721,444	Merrill Lynch International	10/17/2025	(10,618)
DKK	6,974,285	USD	1,099,403	State Street Corp.	10/17/2025	(26,887)
EUR	2,250,369	USD	2,637,444	HSBC Bank	10/17/2025	(56,324)
EUR	2,020,024	USD	2,375,972	Merrill Lynch International	10/17/2025	(59,054)
EUR	411,797	USD	483,717	Morgan Stanley Capital Services LLC	10/17/2025	(11,396)
EUR	13,483,211	USD	15,763,670	State Street Corp.	10/17/2025	(298,760)
GBP	101,469	USD	134,128	Barclays Bank PLC	10/17/2025	(25)
GBP	1,197,451	USD	1,626,010	Citibank N.A.	10/17/2025	(43,442)
GBP	1,798,298	USD	2,448,874	JPMorgan Chase Bank N.A.	10/17/2025	(72,218)
GBP	1,140,062	USD	1,538,565	Merrill Lynch International	10/17/2025	(31,844)
GBP	1,492,158	USD	1,982,256	State Street Corp.	10/17/2025	(10,200)
HUF	120,482,174	USD	349,628	Goldman Sachs International	10/17/2025	(7,211)
IDR	14,780,121,229	USD	899,012	Barclays Bank PLC	10/31/2025	(2,879)
IDR	19,878,234,188	USD	1,219,150	Citibank N.A.	8/21/2025	(11,646)
ILS	2,371,574	USD	718,260	Citibank N.A.	10/20/2025	(19,489)
INR	203,695,442	USD	2,371,861	Citibank N.A.	8/07/2025	(46,992)
INR	204,199,000	USD	2,353,689	JPMorgan Chase Bank N.A.	8/07/2025	(23,073)
INR	145,203,701	USD	1,689,496	Merrill Lynch International	8/07/2025	(32,220)
JPY	835,803,790	USD	5,728,172	HSBC Bank	10/17/2025	(138,414)
JPY	1,475,683,870	USD	10,113,111	JPMorgan Chase Bank N.A.	10/17/2025	(243,910)
JPY	215,495,028	USD	1,476,494	Morgan Stanley Capital Services LLC	10/17/2025	(35,288)
JPY	229,950,834	USD	1,562,718	State Street Corp.	10/17/2025	(24,834)
MXN	45,259,337	USD	2,399,721	State Street Corp.	10/17/2025	(20,168)
MYR	8,757,522	USD	2,068,136	Barclays Bank PLC	10/10/2025	(9,157)
NOK	16,264,584	USD	1,607,626	Citibank N.A.	10/17/2025	(33,608)
NZD	3,315,798	USD	1,990,473	State Street Corp.	10/17/2025	(31,778)
PEN	1,311,625	USD	366,919	Barclays Bank PLC	10/21/2025	(2,659)
PLN	1,684,686	USD	461,496	Barclays Bank PLC	10/17/2025	(12,477)
PLN	3,373,814	USD	923,814	State Street Corp.	10/17/2025	(24,591)
RON	2,090,415	USD	479,063	Citibank N.A.	10/17/2025	(11,041)
SEK	17,889,628	USD	1,865,455	HSBC Bank	10/17/2025	(28,925)
SGD	1,368,631	USD	1,072,067	Barclays Bank PLC	10/17/2025	(11,825)
THB	90,915,390	USD	2,809,239	Chase Manhattan Bank	10/17/2025	(24,467)
USD	712,255	CLP	695,892,343	Citibank N.A.	10/10/2025	(3,267)
USD	2,650,642	KRW	3,668,461,645	Citibank N.A.	10/21/2025	(6,913)
USD	5,975,943	KRW	8,269,449,469	JPMorgan Chase Bank N.A.	10/21/2025	(14,719)
USD	213,616	NOK	2,208,270	Citibank N.A.	10/17/2025	(91)
						$(1,650,227)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	24	$2,087,529	September – 2025	$12,401
Euro-Bund 10 yr	Short	EUR	169	25,014,305	September – 2025	203,142
Euro-Buxl 30 yr	Short	EUR	7	937,678	September – 2025	8,291
Euro-Schatz 2 yr	Short	EUR	23	2,809,806	September – 2025	2,176

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Bond 30 yr	Long	USD	14	$1,598,625	September – 2025	$42,806
U.S. Treasury Note 5 yr	Long	USD	129	13,954,172	September – 2025	4,789
						$273,605
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	102	$13,650,509	September – 2025	$(99,185)
Long Gilt 10 yr	Short	GBP	29	3,529,622	September – 2025	(25,564)
U.S. Treasury Note 10 yr	Long	USD	17	1,888,062	September – 2025	(6,610)
U.S. Treasury Note 2 yr	Long	USD	159	32,910,516	September – 2025	(5,845)
U.S. Treasury Ultra Bond 30 yr	Short	USD	8	938,500	September – 2025	(25,031)
U.S. Treasury Ultra Note 10 yr	Short	USD	113	12,777,828	September – 2025	(80,980)
						$(243,215)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
6/17/27	USD	12,700,000	centrally cleared	CPI-U / At Maturity	2.745% / At Maturity	$2,233	$—	$2,233
1/10/30	USD	16,300,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	176,791	—	176,791
3/13/30	USD	5,300,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	69,631	—	69,631
6/15/30	EUR	4,300,000	centrally cleared	HICPXT / At Maturity	1.831% / At Maturity	12,519	—	12,519
						$261,174	$—	$261,174
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$22,387	$—	$22,387
						$283,561	$—	$283,561
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(18,679)	$82	$(18,596)
At July 31, 2025, the fund had cash collateral of $530,000 and other liquid securities with an aggregate value of $2,276,924 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$394,340,010	$—	$—	$394,340,010
United Kingdom	19,493,075	54,907,577	—	74,400,652
France	29,319,640	30,850,520	—	60,170,160
Japan	5,172,709	49,082,085	—	54,254,794
Switzerland	—	39,317,570	—	39,317,570
Germany	15,977,791	—	—	15,977,791
Netherlands	3,177,794	12,716,484	—	15,894,278
China	13,673,404	991,204	—	14,664,608
Canada	11,945,728	—	—	11,945,728
Other Countries	22,232,496	43,357,377	0	65,589,873
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	34,466,007	—	34,466,007
Non - U.S. Sovereign Debt	—	194,769,520	—	194,769,520
Municipal Bonds	—	5,650,404	—	5,650,404
U.S. Corporate Bonds	—	77,170,804	—	77,170,804
Residential Mortgage-Backed Securities	—	57,351,907	—	57,351,907
Commercial Mortgage-Backed Securities	—	11,384,842	—	11,384,842
Asset-Backed Securities (including CDOs)	—	10,559,445	—	10,559,445
Foreign Bonds	—	73,054,174	—	73,054,174
Investment Companies	12,743,305	—	—	12,743,305
Total	$528,075,952	$695,629,920	$0	$1,223,705,872
Other Financial Instruments
Futures Contracts – Assets	$273,605	$—	$—	$273,605
Futures Contracts – Liabilities	(243,215)	—	—	(243,215)
Forward Foreign Currency Exchange Contracts – Assets	—	1,056,979	—	1,056,979
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,650,227)	—	(1,650,227)
Swap Agreements – Assets	—	283,561	—	283,561
Swap Agreements – Liabilities	—	(18,596)	—	(18,596)
Written Options - Liabilities	—	(1,314)	—	(1,314)
For further information regarding security characteristics, see the Portfolio of Investments.  At July 31, 2025, the fund held one level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,790,396	$296,855,909	$302,902,521	$828	$(1,307)	$12,743,305

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$612,275	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
United States	49.5%
United Kingdom	7.5%
Japan	6.9%
France	5.7%
China	5.2%
Switzerland	3.4%
Canada	2.6%
Spain	2.3%
Italy	2.1%
Other Countries	14.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.